Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
13.  Subsequent Events

The Company has received approval from its regulators to establish a branch location in Norwalk, Connecticut, which is expected to open in the third quarter of 2014.

On March 31, 2014, the Company entered into a merger agreement with Quinnipiac Bank & Trust Company (“Quinnipiac”), located in New Haven County, Connecticut.  Quinnipiac has one branch located in Hamden, Connecticut, and a second branch scheduled to open in July 2014, in the neighboring town of North Haven.  At March 31, 2014, Quinnipiac had approximately $106 million in assets, $89 million in deposits and loans of $88 million.

Total consideration for the acquisition is expected to be comprised of our common stock (75%) and cash (25%). The total consideration to be paid to Quinnipiac shareholders, based on the closing price of a share of our common stock on the OTC Bulletin Board, or OTCBB, on March 31, 2014, is approximately $15 million. Pursuant to the merger agreement, each outstanding share of Quinnipiac will be converted at the election of the holder into the right to receive 0.56 shares of our common stock, or $12.00 in cash, subject to pro rata adjustments to meet the proportion of stock and cash consideration described above. Outstanding options to purchase Quinnipiac shares, totaling 109,000 as of March 31, 2014, will be exchanged for options in our common stock adjusted for the 0.56 fixed exchange ratio. The exercise price per share of our common stock under the new option shall be equal to the exercise price per share of Quinnipiac common stock subject to the Quinnipiac stock option divided by the 0.56 fixed exchange ratio. Outstanding warrants held by founders of Quinnipiac, totaling 122,500 as of March 31, 2014, will be automatically converted into a warrant to purchase 0.56 shares of our common stock for $17.86. Upon consummation of the transaction, Quinnipiac will be merged into Bankwell Bank.

The transaction is expected to close in the third quarter of 2014, subject to the requisite approval of the shareholders of Quinnipiac, required regulatory approvals, and satisfaction of other customary closing conditions.  Upon effectiveness of the merger, change in control payments totaling $631,466 are expected to be paid.
19. Subsequent Events The Company has received approval from its regulators to establish a branch location in Norwalk, Connecticut, which is expected to open in the first quarter of 2014.